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                                                               November 20, 1995


Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C. 20549


                  RE: RULE 24F-2 NOTICE FOR KEYSTONE INSTITUTIONAL ADJUSTABLE
                      RATE FUND (THE "FUND"); REGISTRATION STATEMENT NO. 33-42864/811-6412


Dear Sirs/Madams:

         Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), you are hereby notified as follows:

      (i) The fiscal year of the Fund for which this Notice is filed is the year ended September 30, 1995.

     (ii) The number of shares of the Fund registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 that remained unsold at the beginning of such fiscal year was -0-.

    (iii) The number of shares of the Fund registered during such fiscal year other than pursuant to Rule 24f-2 was 3,598,908.

     (iv) The number of shares of the Fund sold during such fiscal year was 552,714*.

                  Class Y Shares       Class Z Shares            Total
                     529,838                22,876               552,714
                    $5,084,803            $219,375            $5,304,178

      (v) The number of shares of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was -0-.
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Securities and Exchange Commission
Page 2
November 20, 1995



* Pursuant to Rule 24f-2(c), the filing fee for this Notice was calculated as follows:

(a)  Actual aggregate sales price of
     shares sold pursuant to Rule 24f-2
     during the fiscal year:                                   $-0-

(b)  Reduced by the difference between:

     (1)  The actual aggregate
          redemption price of shares of
          the Fund redeemed during the
          fiscal year:                      $5,418,125

                  and

     (2)  The actual aggregate
          redemption price of such
          redeemed shares previously
          applied pursuant to Rule
          24e-2(a) in filings made
          pursuant to Section 24(e)(1)
          of the Act:                       $-0-

                                                               ($5,418,125)
                                            ------------------------------
(c)  Net aggregate sales price:                                ($5,418,125)

(d)  Fee computed at 1/50 of 1%:                                  - 0 -


         If you have any questions or would like further information, please call me at (617) 338-3433.


                                               Sincerely yours,

                                           /s/ James M. Wall

                                               James M. Wall


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